ACQUISITION OF ACS (Details Textual) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 18, 2018	Feb. 28, 2018	Feb. 28, 2017	May 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net assets acquired				$ 3,434			$ 4,109
Payments to Acquire Businesses, Gross							2,000
Business Combination Fair Value Of Earn Out Consideration				$ 432	$ 378	$ 487	$ 2,109
Goodwill					36,222	36,222
Business Combination Acquired Core Technology Useful Life							7 years
Business Acquisition Percentage Of Outstanding Shares Acquired							100.00%
Earn Out Payment Description							(a) 20% of the net revenues from ACS Products (the "ACS Revenues") after the first $2,000 of ACS Revenues up to an earn-out payment of $2,000, plus (b) an additional amount of 10% of ACS Revenues after the first $20,000 of ACS Revenues (the "ACS Earn-Out").
Net Income (Loss) Attributable to Parent, Total					4,030	16,238	$ 366
Revaluation of Fair Value of Earn Out Consideration [Member]
Net Income (Loss) Attributable to Parent, Total					118	1,674
Subsequent Event [Member]
Payments For Business Combination Contingent Liability	$ 151
Minimum [Member]
Business Combination Customer Relationship Useful Life							5 years
Maximum [Member]
Business Combination Customer Relationship Useful Life							7 years
ACTIVE COMMUNICATIONS EUROPE [Member]
Payments to Acquire Businesses, Gross			$ 448
Goodwill							$ 2,473
Business Combination, Deferred Payments Current							500
Business Combination, Deferred Payments Noncurrent							$ 500
Business Acquisition Deferred Payment Expenses					$ 198	$ 750
ACTIVE COMMUNICATIONS EUROPE [Member] | Subsequent Event [Member]
Payments to Acquire Businesses, Gross		$ 500